Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CGY1
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CGF2
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CHS3
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CJD4
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CKM2
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000031307 | U.S. Treasury Floating Rate NotesFR_91282CLA7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000031307 | Bank of Montreal, Commodity Index Linked NotesFR_06367UEA1
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000031307 | U.S. Treasury NotesFR_91282CGN5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000031307 | Royal Bank of Canada, Commodity Index Linked NotesFR_78011GCA3
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000031307 | AssetUnited States Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	62.60%
C000031307 | AssetUnited States Agency Obligations
Holdings [Line Items]
Percent of Total Investments	25.80%
C000031307 | AssetCommodity Indexed Structured Notes
Holdings [Line Items]
Percent of Total Investments	6.90%
C000031307 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.70%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CGY1
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CGF2
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CHS3
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CJD4
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CKM2
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218423 | U.S. Treasury Floating Rate NotesFR_91282CLA7
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218423 | Bank of Montreal, Commodity Index Linked NotesFR_06367UEA1
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218423 | U.S. Treasury NotesFR_91282CGN5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218423 | Royal Bank of Canada, Commodity Index Linked NotesFR_78011GCA3
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218423 | AssetUnited States Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	62.60%
C000218423 | AssetUnited States Agency Obligations
Holdings [Line Items]
Percent of Total Investments	25.80%
C000218423 | AssetCommodity Indexed Structured Notes
Holdings [Line Items]
Percent of Total Investments	6.90%
C000218423 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.70%